Quarterly Holdings Report
for
Fidelity Advisor® Technology Fund
October 31, 2022
AFTF-NPRT1-1222
1.809103.119
Common Stocks - 93.6%
	Shares	Value ($)
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	16,570	7,267,340
Communications Equipment - 2.4%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,829,200	83,100,556
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	2,163,455	3,331,721
Electronic Equipment & Components - 1.3%
Electronic Manufacturing Services - 1.3%
Flex Ltd. (a)	2,322,803	45,480,483
Entertainment - 0.8%
Movies & Entertainment - 0.8%
Netflix, Inc. (a)	92,066	26,872,224
Hotels, Restaurants & Leisure - 1.0%
Hotels, Resorts & Cruise Lines - 1.0%
Airbnb, Inc. Class A (a)	333,900	35,697,249
Interactive Media & Services - 0.6%
Interactive Media & Services - 0.6%
Snap, Inc. Class A (a)	2,015,867	19,977,242
Internet & Direct Marketing Retail - 1.2%
Internet & Direct Marketing Retail - 1.2%
Lyft, Inc. (a)	713,642	10,447,719
Uber Technologies, Inc. (a)	1,081,664	28,739,812
		39,187,531
IT Services - 15.2%
Data Processing & Outsourced Services - 8.7%
Genpact Ltd.	795,100	38,562,350
MasterCard, Inc. Class A	587,300	192,740,114
PayPal Holdings, Inc. (a)	30,700	2,565,906
Visa, Inc. Class A	305,916	63,373,559
		297,241,929
Internet Services & Infrastructure - 5.8%
Cloudflare, Inc. (a)	642,948	36,210,831
MongoDB, Inc. Class A (a)	121,700	22,274,751
Okta, Inc. (a)	938,700	52,679,844
Shopify, Inc. Class A (a)	367,000	12,562,410
Snowflake, Inc. (a)	260,900	41,822,270
Twilio, Inc. Class A (a)	462,800	34,418,436
		199,968,542
IT Consulting & Other Services - 0.7%
Capgemini SA	143,500	23,518,337
TOTAL IT SERVICES		520,728,808
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	387,462	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(c)	387,462	201,802
Road & Rail - 0.0%
Trucking - 0.0%
TuSimple Holdings, Inc. (a)(d)	86,300	296,009
Semiconductors & Semiconductor Equipment - 21.9%
Semiconductor Equipment - 1.8%
ASML Holding NV (Netherlands)	34,600	16,230,416
Teradyne, Inc.	536,000	43,603,600
		59,834,016
Semiconductors - 20.1%
Advanced Micro Devices, Inc. (a)	151,800	9,117,108
GlobalFoundries, Inc.	1,331,100	75,473,370
Marvell Technology, Inc.	3,436,460	136,358,733
Microchip Technology, Inc.	763,200	47,119,968
NVIDIA Corp.	1,431,700	193,236,549
NXP Semiconductors NV	726,600	106,141,728
onsemi (a)	1,794,900	110,260,707
Taiwan Semiconductor Manufacturing Co. Ltd.	1,145,000	13,751,986
		691,460,149
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		751,294,165
Software - 25.2%
Application Software - 7.7%
HubSpot, Inc. (a)	110,700	32,829,192
Intuit, Inc.	151,700	64,851,750
Pine Labs Private Ltd. (a)(b)(c)	3,660	1,836,551
Qualtrics International, Inc. (a)	286,500	3,429,405
Salesforce.com, Inc. (a)	618,939	100,633,292
Splunk, Inc. (a)	724,000	60,171,640
		263,751,830
Systems Software - 17.5%
Microsoft Corp.	2,261,200	524,892,356
Rapid7, Inc. (a)	275,900	12,489,993
ServiceNow, Inc. (a)	98,700	41,527,038
Tenable Holdings, Inc. (a)	565,900	22,998,176
		601,907,563
TOTAL SOFTWARE		865,659,393
Technology Hardware, Storage & Peripherals - 23.7%
Technology Hardware, Storage & Peripherals - 23.7%
Apple, Inc.	5,309,916	814,222,518
IonQ, Inc. (a)(b)	119,300	702,677
		814,925,195
TOTAL COMMON STOCKS (Cost $2,303,700,844)		3,214,019,718

Preferred Stocks - 2.1%
	Shares	Value ($)
Convertible Preferred Stocks - 1.8%
Aerospace & Defense - 0.3%
Aerospace & Defense - 0.3%
Relativity Space, Inc. Series E (a)(b)(c)	482,616	9,594,406

Communications Equipment - 0.1%
Communications Equipment - 0.1%
Meesho Series F (a)(b)(c)	46,600	3,063,484
Xsight Labs Ltd. Series D (a)(b)(c)	101,300	679,723
		3,743,207
Electronic Equipment & Components - 0.3%
Electronic Equipment & Instruments - 0.3%
Enevate Corp. Series E (a)(b)(c)	9,477,386	8,152,827

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(b)(c)	500	177,485

Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
Reddit, Inc.:
Series D(a)(b)(c)	94,300	3,656,011
Series E(a)(b)(c)	5,300	205,481
Series F(a)(b)(c)	154,614	5,994,385
		9,855,877
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc. Series G (a)(b)(c)	14,100	2,593,131
Instacart, Inc. Series I (a)(b)(c)	29,110	1,079,981
		3,673,112
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	26,036	4,088,173

Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	151,757	4,601,272

Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(b)(c)	81,762	775,921

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.2%
Astera Labs, Inc.:
Series A(b)(c)	144,502	1,382,884
Series B(b)(c)	24,603	235,451
Series C(a)(b)(c)	135,400	1,295,778
Series D(b)(c)	590,802	5,653,975
		8,568,088
Semiconductors - 0.1%
SiMa.ai:
Series B(a)(b)(c)	231,000	1,390,620
Series B1(b)(c)	100,683	712,836
		2,103,456
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		10,671,544

Software - 0.2%
Application Software - 0.2%
Databricks, Inc.:
Series G(a)(b)(c)	37,800	2,009,070
Series H(a)(b)(c)	99,786	5,303,626
		7,312,696
Systems Software - 0.0%
Tenstorrent, Inc. Series C1 (a)(b)(c)	6,600	288,750

TOTAL SOFTWARE		7,601,446

TOTAL CONVERTIBLE PREFERRED STOCKS		62,935,270
Nonconvertible Preferred Stocks - 0.3%
Software - 0.3%
Application Software - 0.3%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	8,747	4,389,157
Series A(a)(b)(c)	2,186	1,096,913
Series B(a)(b)(c)	2,378	1,193,257
Series B2(a)(b)(c)	1,923	964,942
Series C(a)(b)(c)	3,578	1,795,405
Series C1(a)(b)(c)	754	378,350
Series D(a)(b)(c)	806	404,443
		10,222,467
TOTAL PREFERRED STOCKS (Cost $80,409,778)		73,157,737

Preferred Securities - 0.1%
	Principal Amount (e)	Value ($)
Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
Enevate Corp. 0% 1/29/23 (b)(c)	4,035,056	4,035,056
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(f)	370,000	370,000
TOTAL PREFERRED SECURITIES (Cost $4,405,056)		4,405,056

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (g)	114,827,050	114,850,016
Fidelity Securities Lending Cash Central Fund 3.10% (g)(h)	461,038	461,084
TOTAL MONEY MARKET FUNDS (Cost $115,311,100)		115,311,100

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $2,503,826,778)	3,406,893,611
NET OTHER ASSETS (LIABILITIES) - 0.8%	28,905,147
NET ASSETS - 100.0%	3,435,798,758

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $83,433,742 or 2.4% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	8,245,741

Astera Labs, Inc. Series A	5/17/22	1,469,513

Astera Labs, Inc. Series B	5/17/22	250,200

Astera Labs, Inc. Series C	8/24/21	455,188

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	6,008,161

ByteDance Ltd. Series E1	11/18/20	2,852,873

Convoy, Inc. Series D	10/30/19	1,107,057

Databricks, Inc. Series G	2/01/21	2,234,836

Databricks, Inc. Series H	8/31/21	7,332,688

Diamond Foundry, Inc. Series C	3/15/21	3,642,168

Discord, Inc. Series I	9/15/21	275,312

Enevate Corp. Series E	1/29/21	10,507,436

Enevate Corp. 0% 1/29/23	1/29/21	4,035,056

GoBrands, Inc. Series G	3/02/21	3,521,014

Instacart, Inc. Series I	2/26/21	3,638,750

IonQ, Inc.	3/07/21	1,193,000

Meesho Series F	9/21/21	3,572,929

Pine Labs Private Ltd.	6/30/21	1,364,668

Pine Labs Private Ltd. Series 1	6/30/21	3,261,406

Pine Labs Private Ltd. Series A	6/30/21	815,072

Pine Labs Private Ltd. Series B	6/30/21	886,661

Pine Labs Private Ltd. Series B2	6/30/21	717,010

Pine Labs Private Ltd. Series C	6/30/21	1,334,093

Pine Labs Private Ltd. Series C1	6/30/21	281,136

Pine Labs Private Ltd. Series D	6/30/21	300,525

Reddit, Inc. Series D	2/04/19	2,045,018

Reddit, Inc. Series E	5/18/21	225,113

Reddit, Inc. Series F	8/11/21	9,554,279

Relativity Space, Inc. Series E	5/27/21	11,020,585

SiMa.ai Series B	5/10/21	1,184,429

SiMa.ai Series B1	4/25/22 - 10/17/22	713,934

Tenstorrent, Inc. Series C1	4/23/21	392,398

Tenstorrent, Inc. 0%	4/23/21	370,000

Xsight Labs Ltd. Series D	2/16/21	809,995

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	66,682,813	212,481,652	164,314,449	381,713	-	-	114,850,016	0.2%
Fidelity Securities Lending Cash Central Fund 3.10%	3,262,284	9,683,191	12,484,391	954	-	-	461,084	0.0%
Total	69,945,097	222,164,843	176,798,840	382,667	-	-	115,311,100

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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